Loan Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Loan Receivable Explanatory Abstract
Schedule of Loan Receivable

12.    Loan Receivable

	June 30, 2023	December 31, 2022
Loan to Cellen Life Sciences Limited	$506,460	$483,588

Included in the loan receivable at June 30, 2023 is an amount of $506,460 (£400,000) (December 31, 2022 – $483,588 (£400,000)) owed by Cellen Life Sciences Limited to the Company pursuant to a Bridge Loan Arrangement entered into in December 2021.

On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen.

	December 31, 2022	December 31, 2021
Loan to Cellen Life Sciences Limited	$483,588	$—